INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax [Abstract]
Disclosure of income tax expense (recovery) [Table Text Block]
	Years ended December 31,
	2021	2020
Current income tax:
Current expense	3,203	1,769
Deferred income tax:
Origination and reversal of temporary differences	31,129	(10,648)
Deferred tax adjustments related to prior periods	9	(217)
Deferred income tax expense (recovery)	31,138	(10,865)
Income tax expense (recovery)	34,341	(9,096)

Disclosure of effective tax rate reconciliation [Table Text Block]
	Years ended December 31,
	2021	2020
Income tax at Canadian statutory rate of 36.5% (2020: 36.5%)	25,840	(11,922)
Permanent differences	13,110	4,189
Foreign tax rate differential	96	(3)
Unrecognized tax benefits	(4,714)	(1,143)
Deferred tax adjustments related to prior periods	9	(217)
Income tax expense (recovery)	34,341	(9,096)

Disclosure of deferred tax assets and liabilities [Table Text Block]
	As at December 31,
	2021	2020
Property, plant and equipment	(190,768)	(154,587)
Other financial assets	6,156	5,714
Provisions	22,746	20,422
Tax loss carry forwards	91,680	89,391
Deferred tax liability	(70,186)	(39,060)

Disclosure of unrecognized deferred tax assets and liabilities [Table Text Block]
	As at December 31,
	2021	2020
Deductible temporary differences:
Debt	56,921	58,643
Losses and tax pools	30,523	30,523
Other financial assets	13,879	12,304
Deferred tax asset:
Debt	7,655	7,873
Losses and tax pools	8,241	8,241
Other financial assets	1,873	1,672